Quarterly Holdings Report
for
Fidelity® Real Estate High Income Fund
August 31, 2024
REHI-NPRT3-1024
1.805767.120
Nonconvertible Bonds - 4.4%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 4.3%
American Homes 4 Rent LP 5.5% 2/1/34	4,900,000	4,990,002
American Tower Corp.:
4.05% 3/15/32	1,785,000	1,690,441
5.45% 2/15/34	1,100,000	1,135,974
5.65% 3/15/33	2,000,000	2,084,612
Essex Portfolio LP 5.5% 4/1/34	2,574,000	2,641,987
Extra Space Storage LP 5.4% 2/1/34	1,545,000	1,572,762
Invitation Homes Operating Partnership LP:
4.15% 4/15/32	540,000	508,804
5.5% 8/15/33	2,455,000	2,501,675
NNN (REIT), Inc. 5.6% 10/15/33	2,485,000	2,555,052
Safehold Operating Partnership LP 6.1% 4/1/34	2,792,000	2,904,176
Sun Communities Operating LP:
4.2% 4/15/32	450,000	417,347
5.7% 1/15/33	3,390,000	3,450,875
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (b)	1,635,000	1,677,602
TOTAL HOMEBUILDERS/REAL ESTATE		28,131,309
Hotels - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)	886,952	887,375
TOTAL NONCONVERTIBLE BONDS (Cost $27,842,613)		29,018,684

Asset-Backed Securities - 3.1%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(c)(d)(e)	2,491,011	25
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, CME Term SOFR 1 Month Index + 1.610% 6.9596% 3/20/50 (b)(c)(e)(f)	750,000	0
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5596% 3/20/50 (b)(c)(e)(f)	2,670,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(e)	3,000,000	0
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(c)(e)(f)(g)	3,078,262	0
Cyrusone Data Centers Issuer I Series 2024-3A Class A2, 4.65% 5/20/49 (b)	2,400,000	2,230,998
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	2,019,452	1,863,019
Series 2021-1 Class F, 3.325% 9/17/41 (b)	881,391	735,738
Series 2021-2 Class G, 4.505% 12/17/26 (b)	5,320,161	4,878,547
Series 2021-3 Class F, 4.242% 1/17/41 (b)	1,210,400	1,070,803
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (b)	1,250,000	1,206,747
Switch Abs Issuer LLC:
Series 2024-1A Class B, 6.5% 3/25/54 (b)	1,250,000	1,257,490
Series 2024-2A Class C, 10.033% 6/25/54 (b)	1,975,000	2,017,351
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 10.0037% (b)(c)(e)(f)(g)	6,950,726	1
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	672,000	623,956
VB-S1 Issuer LLC Series 2024-1A:
Class D, 6.644% 5/15/54 (b)	1,800,000	1,854,705
Class F, 8.871% 5/15/54 (b)	2,300,000	2,383,558
TOTAL ASSET-BACKED SECURITIES (Cost $30,178,645)		20,122,938

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6865% 2/25/42 (b)(c)(e)	19,985	8,384
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.5028% 1/25/42 (b)(c)(e)	17,120	1,532
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.9215% 6/25/43 (b)(c)(e)	69,107	21,990
Class 2B5, 3.9215% 6/25/43 (b)(c)(e)	7,279	421
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,507)		32,327

Commercial Mortgage Securities - 80.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)	2,588,000	2,466,083
BANK sequential payer:
Series 2021-BN35 Class A5, 2.285% 6/15/64	2,650,000	2,261,537
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,895,000	1,667,133
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	1,664,000	1,163,713
Class E, 2.5% 6/15/55 (b)	1,302,000	852,611
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	2,326,000	2,275,407
Bank sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	2,458,000	2,598,011
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	2,308,000	1,538,646
Series 2017-BNK8 Class E, 2.8% 11/15/50 (b)	2,625,000	1,073,250
Series 2018-BN10:
Class B, 4.078% 2/15/61 (c)	1,035,000	955,530
Class C, 4.163% 2/15/61 (c)	2,936,000	2,626,596
Series 2019-BN22 Class D, 2.5% 11/15/62 (b)	2,465,000	1,797,105
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	921,000	652,485
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	717,000	604,369
Class E, 2.5% 3/15/63 (b)	903,000	613,414
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (c)	3,921,000	1,887,619
Series 2021-BN33 Class B, 2.893% 5/15/64	903,000	761,081
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	2,614,000	1,868,301
Series 2022-BNK44:
Class A/S, 5.9361% 11/15/55 (c)	1,225,000	1,255,560
Class C, 5.9361% 11/15/55 (c)	5,014,000	4,886,457
Series 2023-BNK45 Class B, 6.148% 2/15/56 (c)	1,330,000	1,364,021
Bank Series 2023-BNK46 Class B, 6.9995% 8/15/56 (c)	1,675,000	1,792,012
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class B, 3.79% 7/15/49	1,800,000	1,713,247
Class C, 4.9847% 7/15/49 (c)	1,418,000	1,346,513
Class D, 3% 7/15/49 (b)	726,000	616,263
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.8581% 12/15/56 (c)	1,034,000	1,097,036
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)	3,013,000	1,798,669
Series 2022-C14 Class A5, 2.946% 2/15/55	3,302,000	2,909,932
Series 2022-C17:
Class A5, 4.441% 9/15/55	2,719,000	2,659,196
Class D, 2.5% 9/15/55 (b)	1,200,000	782,425
Series 2022-C18 Class A5, 5.71% 12/15/55	3,150,000	3,347,290
Series 2023-C19 Class A5, 5.451% 4/15/56	2,015,000	2,102,687
Series 2023-C20 Class A5, 5.576% 7/15/56	1,690,000	1,782,220
Series 2023-C21 Class A/S, 6.5064% 9/15/56 (c)	1,196,000	1,277,577
Series 2023-C22 Class C, 7.3633% 11/15/56 (c)	2,851,000	3,004,733
Series 2024-C26 Class C, 6% 5/15/57	475,000	473,697
Series 2016-ETC Class D, 3.7292% 8/14/36 (b)(c)	1,749,000	1,513,823
Series 2019-C5 Class D, 2.5% 11/15/52 (b)	726,000	556,438
Series 2020-C7:
Class A/S, 2.444% 4/15/53	225,000	190,365
Class B, 3.152% 4/15/53	853,000	705,871
Series 2022-C15, Class A5, 3.662% 4/15/55	3,015,000	2,771,454
Series 2022-C16 Class A5, 4.6% 6/15/55	4,573,000	4,522,532
Series 2022-C17 Class B, 4.889% 9/15/55	1,491,000	1,411,531
Series 2022-C18, Class B, 6.3483% 12/15/55 (c)	1,890,000	1,942,691
Series 2023 C19 Class B, 6.5448% 4/15/56 (c)	1,080,000	1,114,999
Series 2023-C21 Class C, 6.5064% 9/15/56 (c)	2,386,000	2,383,942
Bbcms Mtg Trust 2024-C24 sequential payer Series 2024-C24:
Class B, 5.718% 2/15/57	681,000	681,739
Class C, 6% 2/15/57	292,000	290,010
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5 Class C, 7.205% 1/10/57 (c)	856,000	875,495
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(c)	1,680,000	35,028
Class 225E, 3.4041% 12/15/62 (b)(c)	1,132,000	11,359
Series 2021-B29, Class A5, 2.3879% 9/15/54	2,055,000	1,756,119
Series 2022-B33 Class A5, 3.4582% 3/15/55	2,477,000	2,250,962
Series 2023-B39 Class A5, 5.7536% 7/15/56	2,714,000	2,890,332
Series 2023-C5 Class A5, 5.7653% 6/15/56	1,463,000	1,557,592
Series 2018-B7 Class D, 3% 5/15/53 (b)(c)	833,000	607,439
Series 2019-B12 Class B, 3.5702% 8/15/52	1,186,000	1,033,652
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (b)(c)	4,074,000	3,769,932
Class D, 2.25% 7/15/53 (b)	1,500,000	819,083
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	662,000	544,908
Class D, 2% 12/17/53 (b)(e)	1,638,000	1,070,369
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(c)	3,049,000	2,225,530
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (b)(c)(e)	6,055,000	2,838,708
Class 300E, 2.9942% 4/15/54 (b)(c)(e)	1,113,000	393,949
Series 2022 B37 Class B, 5.9423% 11/15/55 (c)	980,000	988,425
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	3,003,000	1,969,375
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	1,190,000	1,145,302
Class D, 2.5% 7/15/55 (b)	1,872,000	1,154,811
Series 2022-B37 Class C, 5.7506% 11/15/55 (c)	2,090,000	1,853,722
Series 2023 B38 Class B, 6.4527% 4/15/56 (c)	1,351,000	1,382,395
Series 2023-B39 Class C, 6.7933% 7/15/56 (c)	1,859,000	1,920,884
Series 2023-V4 Class C, 7.709% 11/15/56 (c)	1,075,000	1,117,626
Bfld 2024-Wrhs floater Series 2024-WRHS Class E, CME Term SOFR 1 Month Index + 3.680% 9.0258% 8/15/26 (b)(c)(f)	1,850,000	1,835,668
BMO 2024-5C3 Mortgage Trust Series 2024-5C3 Class C, 6.8592% 2/15/57 (c)	249,000	255,720
BMO Mortgage Trust:
sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	3,142,000	2,847,013
Series 2022-C1:
Class 360D, 4.0699% 2/17/55 (b)(c)	1,638,000	1,152,813
Class 360E, 4.0699% 2/17/55 (b)(c)	1,970,000	1,298,445
Series 2023-C4:
Class B, 5.5913% 2/15/56 (c)	1,186,000	1,198,882
Class C, 6.0584% 2/15/56 (c)	2,468,000	2,496,456
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (c)	1,229,000	1,337,672
BX Commercial Mortgage Trust:
floater:
Series 2020-VKNG:
Class F, CME Term SOFR 1 Month Index + 2.860% 8.2015% 10/15/37 (b)(c)(f)	950,600	934,240
Class G, CME Term SOFR 1 Month Index + 3.360% 8.7015% 10/15/37 (b)(c)(f)	1,258,600	1,228,759
Series 2021-LBA:
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8515% 2/15/36 (b)(c)(f)	458,000	439,602
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.4515% 2/15/36 (b)(c)(f)	1,033,000	967,805
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 8.5383% 4/15/34 (b)(c)(f)	1,572,000	1,316,866
Series 2021-PAC Class G, CME Term SOFR 1 Month Index + 3.060% 8.3976% 10/15/36 (b)(c)(f)	3,192,000	3,089,880
Series 2021-SOAR:
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2515% 6/15/38 (b)(c)(f)	3,857,646	3,774,284
Class J, CME Term SOFR 1 Month Index + 3.860% 9.2015% 6/15/38 (b)(c)(f)	2,630,213	2,585,901
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2538% 5/15/38 (b)(c)(f)	2,470,698	2,421,730
Class G, CME Term SOFR 1 Month Index + 4.060% 9.4038% 5/15/38 (b)(c)(f)	3,600,428	3,525,832
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8514% 9/15/36 (b)(c)(f)	2,027,000	1,994,103
Class G, CME Term SOFR 1 Month Index + 2.960% 8.3014% 9/15/36 (b)(c)(f)	6,463,000	6,317,151
Series 2022-LBA6 Class F, CME Term SOFR 1 Month Index + 3.350% 8.6869% 1/15/39 (b)(c)(f)	4,315,000	4,232,368
Series 2023-VLT3 Class C, CME Term SOFR 1 Month Index + 3.430% 8.7749% 11/15/28 (b)(c)(f)	1,000,000	988,561
Series 2024-WPT Class E, CME Term SOFR 1 Month Index + 3.580% 8.9253% 3/15/34 (b)(c)(f)	1,775,000	1,758,692
Series 2024-XL5 Class E, CME Term SOFR 1 Month Index + 3.680% 9.0252% 3/15/41 (b)(c)(f)	5,105,623	5,082,458
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(c)	14,678,000	12,947,152
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (b)(c)	9,422,000	8,266,097
Class E, 3.667% 3/11/44 (b)(c)	8,563,000	7,228,792
BX Commercial Mortgage Trust 2024-Xl4 floater Series 2024-XL4 Class E, CME Term SOFR 1 Month Index + 4.180% 9.525% 2/15/39 (b)(c)(f)	1,969,914	1,961,421
BX Commercial Mtg Trust floater Series 2024-MDHS Class E, CME Term SOFR 1 Month Index + 3.680% 9.0252% 5/15/41 (b)(c)(f)	2,979,761	2,922,473
Bx Commercial Mtg Trust 2024-King floater Series 2024-KING Class E, CME Term SOFR 1 Month Index + 3.680% 9.0248% 5/15/34 (b)(c)(f)	5,513,000	5,424,512
BX Trust floater:
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7465% 11/15/38 (b)(c)(f)	2,763,626	2,706,633
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4515% 1/15/34 (b)(c)(f)	583,800	569,046
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3515% 1/15/34 (b)(c)(f)	291,900	282,506
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6359% 1/15/39 (b)(c)(f)	3,200,000	3,148,725
Series 2024-CNYN Class E, CME Term SOFR 1 Month Index + 3.680% 9.0255% 4/15/41 (b)(c)(f)	4,412,260	4,340,757
Series 2024-VLT4:
Class E, CME Term SOFR 1 Month Index + 2.880% 8.2263% 7/15/29 (b)(c)(f)	2,250,000	2,231,016
Class F, CME Term SOFR 1 Month Index + 3.930% 9.2748% 7/15/29 (b)(c)(f)	5,450,000	5,368,308
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (b)(c)	709,000	486,872
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, CME Term SOFR 1 Month Index + 3.540% 8.884% 12/15/37 (b)(c)(f)	8,968,000	8,834,343
CD Mortgage Trust:
Series 2016-CD2 Class D, 2.8587% 11/10/49 (c)(e)	1,680,000	825,286
Series 2017-CD3 Class D, 3.25% 2/10/50 (b)(e)	4,073,000	1,373,315
Series 2017-CD4:
Class C, 4.3497% 5/10/50 (c)	1,920,000	1,719,947
Class D, 3.3% 5/10/50 (b)	356,070	291,797
Citigroup Commercial Mortgage Trust:
Series 2020-420K:
Class D, 3.4222% 11/10/42 (b)(c)	636,000	550,358
Class E, 3.4222% 11/10/42 (b)(c)	3,345,000	2,707,368
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	3,129,000	1,987,834
Series 2023-PRM3:
Class C, 6.5717% 7/10/28 (b)(c)	454,000	458,968
Class D, 6.5717% 7/10/28 (b)(c)	1,383,000	1,352,445
Series 2023-SMRT Class D, 6.0475% 10/12/40 (b)(c)	2,611,000	2,551,600
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, CME Term SOFR 1 Month Index + 5.350% 10.6893% 9/15/33 (b)(c)(f)	1,487,000	373,202
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,840,000	2,470,800
Series 2012-CR1:
Class D, 5.3084% 5/15/45 (b)(c)	2,176,571	1,719,491
Class G, 2.462% 5/15/45 (b)(e)	793,734	10,643
Series 2014-CR17 Class E, 4.8841% 5/10/47 (b)(c)(e)	589,000	319,533
Series 2014-CR20:
Class AM, 3.938% 11/10/47	299,000	293,567
Class C, 4.5346% 11/10/47 (c)	1,000,000	953,223
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)	4,405,000	3,657,088
Series 2015-DC1:
Class B, 4.035% 2/10/48 (c)	2,888,000	2,731,023
Class C, 4.4163% 2/10/48 (c)	1,705,000	1,498,335
Series 2015-LC19:
Class B, 3.829% 2/10/48	192,000	183,609
Class C, 4.3787% 2/10/48 (c)	3,167,000	2,959,309
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	1,146,000	924,630
Cone Trust 2024-Dfw1 floater Series 2024-DFW1 Class E, CME Term SOFR 1 Month Index + 3.880% 9.2254% 8/15/41 (b)(c)(f)	2,026,000	2,020,111
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 3.0967% 11/13/39 (b)(c)	2,205,000	1,606,332
Class F, 3.0967% 11/13/39 (b)(c)	2,772,000	1,965,534
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.430% 9.7682% 6/15/34 (b)(e)(f)	2,561,600	859,472
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.9107% 5/9/25 (b)(c)(f)	3,136,168	3,016,371
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class C, 4.4093% 6/15/50 (c)	3,060,000	2,574,494
Series 2019-C18 Class A/S, 3.3214% 12/15/52	921,000	817,256
CSMC Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(c)	5,161,000	4,166,149
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.7957% 10/15/51 (c)	777,000	677,424
Series 2019-1735 Class F, 4.3344% 4/10/37 (b)(c)	1,000,000	576,743
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)(c)	1,029,000	601,266
Dk Trust 2024-Spbx floater Series 2024-SPBX Class E, CME Term SOFR 1 Month Index + 4.000% 9.3369% 3/15/34 (b)(c)(f)	2,463,000	2,448,660
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class D, 6.9552% 1/15/41 (b)(c)	4,760,000	4,806,805
Class E, 5.9685% 1/15/41 (b)(c)	769,000	723,268
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class G, CME Term SOFR 1 Month Index + 3.230% 8.5675% 11/15/38 (b)(c)(f)	1,248,547	1,206,504
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0664% 11/15/38 (b)(c)(f)	5,313,815	5,124,939
Eqt Trust 2024-Extr Series 2024-EXTR:
Class B, 1 month U.S. LIBOR + 0.000% 5.6546% 7/5/41 (b)(c)(f)	1,817,000	1,850,865
Class C, 6.0464% 7/5/41 (b)(c)	1,535,000	1,560,059
Class D, 6.6819% 7/5/41 (b)(c)	327,000	332,252
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 9.1515% 7/15/38 (b)(c)(f)	1,799,224	1,798,101
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.3827% 11/10/39 (b)(c)	594,000	621,908
GS Mortgage Securities Trust:
sequential payer Series 2023-SHIP:
Class D, 6.273% 9/10/38 (b)(c)	1,969,000	1,944,605
Class E, 7.6814% 9/10/38 (b)(c)	3,235,000	3,239,628
Series 2010-C1 Class B, 5.148% 8/10/43 (b)	60,544	60,243
Series 2011-GC5:
Class D, 5.2958% 8/10/44 (b)(c)	1,929,752	996,680
Class E, 5.2958% 8/10/44 (b)(c)(e)	2,432,000	271,900
Class F, 4.5% 8/10/44 (b)(e)	4,308,000	12,924
Series 2012-GCJ9 Class D, 4.7543% 11/10/45 (b)(c)	3,489,883	3,175,794
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	2,058,050	1,789,105
Series 2019-GC38 Class D, 3% 2/10/52 (b)	1,667,000	1,268,297
Series 2019-GC39 Class D, 3% 5/10/52 (b)	2,830,000	1,994,817
Series 2019-GC42:
Class C, 3.8256% 9/10/52 (c)	1,931,000	1,588,686
Class D, 2.8% 9/10/52 (b)	2,307,000	1,637,715
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)(e)	2,499,000	1,715,793
Series 2020-GC45 Class SWD, 3.3258% 12/13/39 (b)(c)	1,764,000	1,396,220
Series 2020-GC47 Class D, 3.5681% 5/12/53 (b)(c)	756,000	537,757
Gs Mtg Securities Corp. Trust 2024-Rvr sequential payer Series 2024-RVR Class B, 5.7226% 8/10/29 (b)(c)	939,000	938,274
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(c)	5,078,000	4,828,133
Class F, 4.3333% 11/5/38 (b)(c)	6,517,000	6,152,016
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	1,240,068	1,158,271
Class F, 4.101% 9/17/39 (b)	201,216	185,715
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	2,083,000	1,914,647
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26 Class D, 3.9904% 1/15/48 (b)(c)	2,250,000	1,769,223
Series 2015-C32 Class C, 4.8037% 11/15/48 (c)	1,500,000	604,235
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5123% 12/15/49 (b)(c)	2,418,000	1,761,990
JPMDB Commercial Mortgage Securities Trust:
Series 2018-C8 Class D, 3.4157% 6/15/51 (b)(c)	1,171,000	849,019
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)(e)	1,354,000	587,033
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)	1,535,000	725,314
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2019-OSB:
Class A, 3.3973% 6/5/39 (b)	1,696,000	1,545,507
Class D, 3.9089% 6/5/39 (b)(c)	984,000	853,422
Series 2011-C3:
Class E, 5.7093% 2/15/46 (b)(c)	3,008,000	1,143,040
Class G, 4.409% 2/15/46 (b)(c)	1,082,000	102,714
Class H, 4.409% 2/15/46 (b)(c)(e)	2,622,000	181,272
Series 2012-CBX:
Class E, 4.8459% 6/15/45 (b)(c)	2,869,414	2,628,375
Class F, 4% 6/15/45 (b)	3,743,000	3,101,928
Class G 4% 6/15/45 (b)	4,129,000	2,328,531
Series 2013-LC11:
Class D, 4.5176% 4/15/46 (c)	3,677,000	1,613,321
Class E, 3.25% 4/15/46 (b)(c)(e)	104,000	19,631
Class F, 3.25% 4/15/46 (b)(c)(e)	5,894,000	254,031
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)(e)	3,213,000	8,022
Class E, 3.9314% 6/10/27 (b)(c)(e)	4,232,000	10,300
Series 2018-AON Class F, 4.767% 7/5/31 (b)(c)	2,150,000	432,663
Series 2019-OSB Class E, 3.9089% 6/5/39 (b)(c)	3,019,000	2,569,726
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	2,771,000	1,032,558
Class FFX, 4.6254% 1/16/37 (b)	2,388,000	740,399
Class GFX, 4.6882% 1/16/37 (b)(c)(e)	942,000	240,191
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.4045% 8/15/38 (b)(c)(f)	4,435,575	4,222,112
LBA Trust floater Series 2024-BOLT:
Class E, CME Term SOFR 1 Month Index + 3.680% 9.025% 6/15/26 (b)(c)(f)	1,000,000	982,705
Class F, CME Term SOFR 1 Month Index + 4.430% 9.7739% 6/15/26 (b)(c)(f)	1,450,000	1,424,416
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (b)(c)	1,976,000	1,072,906
Merit floater Series 2021-STOR:
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6515% 7/15/38 (b)(c)(f)	585,000	577,083
Class G, CME Term SOFR 1 Month Index + 2.860% 8.2015% 7/15/38 (b)(c)(f)	4,235,000	4,177,678
Class J, CME Term SOFR 1 Month Index + 4.060% 9.4015% 7/15/38 (b)(c)(f)	1,847,000	1,815,749
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0524% 4/15/38 (b)(c)(f)	1,090,540	1,066,041
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6524% 4/15/38 (b)(c)(f)	9,395,419	9,160,899
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class E, CME Term SOFR 1 Month Index + 2.610% 7.9475% 1/15/27 (b)(c)(f)	911,614	898,655
Class F, CME Term SOFR 1 Month Index + 3.250% 8.5961% 1/15/27 (b)(c)(f)	1,823,228	1,797,304
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2944% 1/15/27 (b)(c)(f)	2,144,116	2,116,432
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	1,012,000	1,037,503
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (b)(c)	1,144,000	602,681
Class E, 3.5926% 2/10/42 (b)(c)	841,000	315,628
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.5046% 11/15/45 (b)(c)(e)	3,633,000	2,906,473
Series 2012-C6, Class F, 4.5046% 11/15/45 (b)(c)(e)	1,575,000	212,649
Series 2013-C9:
Class D, 3.9373% 5/15/46 (b)(c)	3,000,000	2,550,000
Class E, 3.9373% 5/15/46 (b)(c)	1,594,370	1,275,496
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	2,932,000	2,427,395
Morgan Stanley Capital I Trust:
sequential payer:
Series 2021-L5 Class A4, 2.728% 5/15/54	3,744,000	3,303,875
Series 2024-BPR2 Class A, 7.291% 5/5/29 (b)	2,334,958	2,419,776
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(c)	2,756,240	2,632,209
Class F, 5.385% 6/15/44 (b)(c)	3,015,000	1,743,273
Series 2011-C3:
Class E, 5.1076% 7/15/49 (b)(c)	815,238	792,696
Class F, 5.1076% 7/15/49 (b)(c)	984,000	901,646
Class G, 5.1076% 7/15/49 (b)(c)	3,536,800	3,023,310
Series 2012-C4 Class D, 5.3359% 3/15/45 (b)(c)	635,221	590,756
Series 2015-MS1:
Class B, 4.1571% 5/15/48 (c)	428,000	401,328
Class C, 4.1571% 5/15/48 (c)	270,000	236,981
Class D, 4.1571% 5/15/48 (b)(c)	2,150,000	1,587,005
Series 2017 H1 Class B, 4.075% 6/15/50	1,000,000	934,327
Series 2017-H1:
Class C, 4.281% 6/15/50	808,000	735,927
Class D, 2.546% 6/15/50 (b)	5,262,000	4,278,464
Series 2017-HR2 Class D, 2.73% 12/15/50	3,845,000	3,237,017
Series 2018-MP Class E, 4.4185% 7/11/40 (b)(c)	3,059,000	1,947,184
Series 2020-CNP Class D, 2.5085% 4/5/42 (b)(c)	1,043,000	702,176
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)	1,014,000	852,937
MSWF Commercial Mortgage Trust sequential payer:
Series 2023-1:
Class A5, 5.752% 5/15/56	1,899,000	2,018,509
Class C, 6.9056% 5/15/56 (c)	1,266,000	1,330,848
Series 2023-2:
Class B, 7.1101% 12/15/56 (c)	1,070,000	1,160,347
Class C, 7.2521% 12/15/56 (c)	834,000	884,054
Class D, 4% 12/15/56 (b)	351,000	270,401
Natixis Commercial Mortgage Securities Trust:
Series 2019-10K:
Class E, 4.2724% 5/15/39 (b)(c)	2,293,000	1,964,175
Class F, 4.2724% 5/15/39 (b)(c)	3,014,000	2,509,219
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (b)(c)	1,754,950	1,083,797
Class AMZ3, 3.6167% 1/15/37 (b)(c)	822,675	425,849
Open Trust 2023-Air sequential payer Series 2023-AIR Class D, CME Term SOFR 1 Month Index + 6.680% 12.0206% 10/15/28 (b)(c)(f)	2,246,479	2,257,682
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8495% 10/15/36 (b)(c)(f)	865,800	846,253
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7975% 10/15/36 (b)(c)(f)	1,438,450	1,392,373
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.8015% 7/15/38 (b)(c)(f)	2,225,000	1,457,412
Class NR, CME Term SOFR 1 Month Index + 6.110% 11.4515% 7/15/38 (b)(c)(e)(f)	631,000	268,708
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.8061% 12/15/37 (b)(c)(f)	450,788	450,986
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,159,745	1,189,143
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (b)(c)	3,206,000	2,542,402
Series 2020-COVE Class F, 3.8518% 3/15/37 (b)(c)	3,855,000	3,209,086
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (b)(c)(e)	2,499,000	1,004,448
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7173% 10/15/38 (b)(c)(f)	3,339,000	3,232,443
Series 2021-MFP Class G, CME Term SOFR 1 Month Index + 3.080% 8.4252% 11/15/38 (b)(c)(f)	2,870,589	2,816,829
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 8.419% 11/15/36 (b)(c)(f)	3,024,000	2,933,559
Class J, CME Term SOFR 1 Month Index + 4.020% 9.367% 11/15/36 (b)(c)(f)	1,803,000	1,760,323
STWD Trust floater sequential payer Series 2021-LIH:
Class F, CME Term SOFR 1 Month Index + 3.660% 9.002% 11/15/36 (b)(c)(f)	4,149,000	4,070,024
Class G, CME Term SOFR 1 Month Index + 4.310% 9.651% 11/15/36 (b)(c)(f)	1,134,000	1,102,394
TPGI Trust floater Series 2021-DGWD:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4545% 6/15/26 (b)(c)(f)	854,400	845,010
Class G, CME Term SOFR 1 Month Index + 3.960% 9.3045% 6/15/26 (b)(c)(f)	806,400	798,280
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class E, 5% 5/10/45 (b)(c)	1,432,663	1,325,436
Class F, 5% 5/10/45 (b)(c)(e)	2,484,000	608,611
Series 2018-C8 Class C, 4.8396% 2/15/51 (c)	756,000	659,128
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)	2,090,000	1,705,220
Series 2012-WRM Class C, 4.3793% 6/10/30 (b)(c)	890,000	793,428
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4515% 7/15/39 (b)(c)(e)(f)	693,000	315,699
floater sequential payer Series 2021-VASA Class F, CME Term SOFR 1 Month Index + 4.010% 9.3515% 7/15/39 (b)(c)(f)	3,009,000	1,551,303
Wells Fargo Commercial Mortgag Series 2024-1CHI Class E, 7.5743% 7/15/35 (b)(c)	1,100,000	1,100,453
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-SAVE:
Class D, CME Term SOFR 1 Month Index + 2.610% 7.9515% 2/15/40 (b)(c)(f)	1,000,000	985,019
Class E, CME Term SOFR 1 Month Index + 3.760% 9.1015% 2/15/40 (b)(c)(f)	450,400	444,291
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	2,108,000	1,601,442
Series 2021-C60 Class A4, 2.342% 8/15/54	2,703,000	2,319,074
Series 2015-NXS4 Class D, 3.8264% 12/15/48 (c)	1,834,000	1,675,373
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,526,000	675,541
Series 2016-NXS6:
Class C, 4.5379% 11/15/49 (c)	1,262,000	1,157,701
Class D, 3.059% 11/15/49 (b)	1,250,000	1,044,461
Series 2018-C44 Class D, 3% 5/15/51 (b)	3,949,000	2,903,467
Series 2019-AA Class D, 3.514% 10/15/52	1,459,000	1,285,895
Series 2019-C49:
Class B, 4.546% 3/15/52	450,000	430,192
Class C, 4.866% 3/15/52 (c)	3,863,000	3,630,623
Series 2021-C60 Class D, 2.5% 8/15/54 (b)	761,000	537,598
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(e)	1,252,600	93,997
Series 2011-C3 Class D, 6.0497% 3/15/44 (b)(c)	1,284,756	462,255
Series 2011-C4:
Class D, 4.5552% 6/15/44 (b)(c)	1,199,357	1,067,428
Class E, 4.5552% 6/15/44 (b)(c)	1,274,000	1,031,940
Series 2013-C11 Class E, 4.1974% 3/15/45 (b)(c)	4,999,000	3,145,216
Series 2013-C13 Class D, 4.1422% 5/15/45 (b)(c)	1,375,887	1,223,177
Series 2013-C16 Class D, 4.7662% 9/15/46 (b)(c)	403,183	372,944
WFCM:
Series 2022-C62 Class D, 2.5% 4/15/55 (b)	2,352,000	1,492,787
Series 2022-C62, Class A4, 4% 4/15/55	2,074,000	1,964,934
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/36 (b)(c)	1,695,000	84,750
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)	1,638,000	1,354,880
Class PR2, 3.6332% 6/5/35 (b)(c)	4,354,000	3,509,776
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $590,536,112)		524,487,206

Bank Loan Obligations - 0.8%
	Principal Amount (a)	Value ($)
Diversified Financial Services - 0.8%
Agellan Portfolio 9% 8/7/25 (e)(h)	908,000	908,000
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3369% 1/9/25 (c)(e)(f)(h)	4,558,038	4,398,506

TOTAL BANK LOAN OBLIGATIONS (Cost $5,466,038)		5,306,506

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)(e) (Cost $2,796,600)	3,100,000	31

Money Market Funds - 11.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i) (Cost $74,019,444)	74,004,643	74,019,444

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $730,866,959)	652,987,136
NET OTHER ASSETS (LIABILITIES) - 0.0%	(213,526)
NET ASSETS - 100.0%	652,773,610

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $408,874,089 or 62.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Level 3 security
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	16,918,483	219,822,861	162,722,160	722,504	260	-	74,019,444	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	59,900	519	60,419	351	-	-	-	0.0%
Total	16,978,383	219,823,380	162,782,579	722,855	260	-	74,019,444

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit and Liquidity Risk
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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